Senior Notes and Secured Indebtedness - Maturities of Notes Payable and Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Feb. 24, 2012
Debt Disclosure [Abstract]
2013	$ 0
2014	1,762
2015	14,476	13,248
2016	19,233
2017	0
Thereafter	325,000	325,000
Total notes payable and Senior Notes	$ 360,471	$ 338,248	$ 384,500